OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 8	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 19.1%
		U.S. Treasury STRIP: 19.1%STRIP
1,753,000	^, Z	0.220%, due 08/15/12	$1,752,250	19.1
		Total U.S. Treasury Obligations
		(Cost $1,748,606)	1,752,250	19.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.7%
		Other U.S. Agency Obligations: 19.7%STRIP
1,805,000	Z	0.470%, due 04/15/12	1,804,680	19.7
		Total U.S. Government Agency Obligations
		(Cost $1,803,261)	1,804,680	19.7

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.4%
900		SPDR Trust Series 1	126,648	1.4
		Total Exchange-Traded Funds
		(Cost $73,971)	126,648	1.4
		Total Long-Term Investments
		(Cost $3,625,838)	3,683,578	40.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 59.9%
		U.S. Government Agency Obligations: 55.6%
1,700,000	Z	Fannie Mae Discount Notes, 06/06/12	1,699,878	18.5
1,700,000	Z	Federal Home Loan Bank Discount Notes, 06/06/12	1,699,878	18.5
1,700,000	Z	Freddie Mac Discount Notes, 06/05/12	1,699,879	18.6
			5,099,635	55.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.3%
390,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $390,000)	390,000	4.3
		Total Short-Term Investments
		(Cost $5,489,196)	5,489,635	59.9
		Total Investments in Securities (Cost $9,115,034)	$9,173,213	100.1
		Liabilities in Excess of Other Assets	(13,204)	(0.1)
		Net Assets	$9,160,009	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$58,179
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$58,179

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 8	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Exchange-Traded Funds	$126,648	$—	$—	$126,648
Short-Term Investments	390,000	5,099,635	—	5,489,635
U.S. Treasury Obligations	—	1,752,250	—	1,752,250
U.S. Government Agency Obligations	—	1,804,680	—	1,804,680
Total Investments, at value	$516,648	$8,656,565	$—	$9,173,213

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 9	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 13.9%
		U.S. Treasury STRIP: 13.9%STRIP
1,063,000	^, Z	0.220%, due 08/15/12	$1,062,545	13.9
		Total U.S. Treasury Obligations
		(Cost $1,056,952)	1,062,545	13.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 81.1%
		Federal Home Loan Mortgage Corporation: 18.4%##STRIP
1,405,000	Z	0.730%, due 09/15/12	1,400,911	18.4
		Federal National Mortgage Association: 21.8%##STRIP
1,662,000	^, Z	0.710%, due 07/15/12	1,659,087	21.8
		Other U.S. Agency Obligations: 40.9%STRIP
1,600,000	^, Z	0.570%, due 10/06/12	1,595,512	20.9
1,525,000	Z	0.530%, due 07/15/12	1,523,150	20.0
			3,118,662	40.9
		Total U.S. Government Agency Obligations
		(Cost $6,128,055)	6,178,660	81.1

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.5%
1,900		SPDR Trust Series 1	267,368	3.5
		Total Exchange-Traded Funds
		(Cost $156,162)	267,368	3.5
		Total Long-Term Investments
		(Cost $7,341,169)	7,508,573	98.5
SHORT-TERM INVESTMENTS: 1.6%
		Mutual Funds: 1.6%
122,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $122,000)	122,000	1.6
		Total Short-Term Investments
		(Cost $122,000)	122,000	1.6
		Total Investments in Securities (Cost $7,463,169)	$7,630,573	100.1
		Liabilities in Excess of Other Assets	(10,778)	(0.1)
		Net Assets	$7,619,795	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is $7,466,545.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$164,028
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$164,028

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 9	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Exchange-Traded Funds	$267,368	$—	$—	$267,368
U.S. Treasury Obligations	—	1,062,545	—	1,062,545
Short-Term Investments	122,000	—	—	122,000
U.S. Government Agency Obligations	—	6,178,660	—	6,178,660
Total Investments, at value	$389,368	$7,241,205	$—	$7,630,573

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 10	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 16.7%
		U.S. Treasury STRIP: 16.7%
1,003,000	Z	0.220%, due 11/15/12	$1,001,960	16.7
		Total U.S. Treasury Obligations
		(Cost $994,138)	1,001,960	16.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 82.6%
		Federal Home Loan Mortgage Corporation: 21.3%##
1,281,000	^, Z	0.810%, due 01/15/13	1,273,970	21.3
		Federal National Mortgage Association: 20.4%##
1,222,000	^, Z	0.810%, due 01/15/13	1,215,297	20.4
		Other U.S. Agency Obligations: 40.9%
1,100,000	^, Z	0.570%, due 10/06/12	1,096,914	18.4
1,350,000	Z	0.640%, due 01/15/13	1,344,592	22.5
			2,441,506	40.9
		Total U.S. Government Agency Obligations
		(Cost $4,828,946)	4,930,773	82.6
		Total Long-Term Investments
		(Cost $5,823,084)	5,932,733	99.3

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Mutual Funds: 0.8%
46,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $46,000)	46,000	0.8
		Total Short-Term Investments
		(Cost $46,000)	46,000	0.8
		Total Investments in Securities (Cost $5,869,084)	$5,978,733	100.1
		Liabilities in Excess of Other Assets	(8,602)	(0.1)
		Net Assets	$5,970,131	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$109,649
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$109,649

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 10	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
U.S. Treasury Obligations	$—	$1,001,960	$—	$1,001,960
U.S. Government Agency Obligations	—	4,930,773	—	4,930,773
Short-Term Investments	46,000	—	—	46,000
Total Investments, at value	$46,000	$5,932,733	$—	$5,978,733

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 11	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 11.8%
		U.S. Treasury STRIP: 11.8%
915,000	^, Z	0.350%, due 02/15/13	$913,399	11.8
		Total U.S. Treasury Obligations
		(Cost $899,679)	913,399	11.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 88.0%
		Federal Home Loan Mortgage Corporation: 22.6%##
1,756,000	^, Z	0.810%, due 01/15/13	1,746,363	22.6
		Federal National Mortgage Association: 21.9%##
1,700,000	^^, Z	0.880%, due 02/21/13	1,689,054	21.9
		Other U.S. Agency Obligations: 43.5%
153,000	Z	0.690%, due 05/11/13	152,226	2.0
1,533,000	^, Z	0.920%, due 09/26/13	1,519,047	19.7
1,573,000	Z	0.640%, due 01/15/13	1,566,698	20.3
119,000	Z	0.660%, due 04/15/13	118,406	1.5
			3,356,377	43.5
		Total U.S. Government Agency Obligations
		(Cost $6,650,420)	6,791,794	88.0
		Total Long-Term Investments
		(Cost $7,550,099)	7,705,193	99.8

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
21,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $21,000)	21,000	0.3
		Total Short-Term Investments
		(Cost $21,000)	21,000	0.3
		Total Investments in Securities (Cost $7,571,099)	$7,726,193	100.1
		Liabilities in Excess of Other Assets	(9,803)	(0.1)
		Net Assets	$7,716,390	100.0
	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$155,094
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$155,094

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 11	as of March 31, 2012 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
U.S. Treasury Obligations	$—	$913,399	$—	$913,399
U.S. Government Agency Obligations	—	6,791,794	—	6,791,794
Short-Term Investments	21,000	—	—	21,000
Total Investments, at value	$21,000	$7,705,193	$—	$7,726,193

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 12	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 11.1%
		U.S. Treasury STRIP: 11.1%
1,217,000	Z	0.220%, due 05/15/13	$1,213,798	11.1
		Total U.S. Treasury Obligations
		(Cost $1,195,824)	1,213,798	11.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 80.3%
		Federal Home Loan Mortgage Corporation: 20.7%##
2,291,000	Z	0.730%, due 09/15/13	2,265,836	20.7
		Federal National Mortgage Association: 20.7%##
2,290,000	^, Z	0.710%, due 07/15/13	2,269,172	20.7
		Other U.S. Agency Obligations: 38.9%
2,125,000	^, Z	0.570%, due 06/06/13	2,112,879	19.3
2,161,000	Z	0.530%, due 04/15/13	2,150,217	19.6
			4,263,096	38.9
		Total U.S. Government Agency Obligations
		(Cost $8,520,195)	8,798,104	80.3

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.3%
5,700		SPDR Trust Series 1	802,104	7.3
		Total Exchange-Traded Funds
		(Cost $468,486)	802,104	7.3
		Total Long-Term Investments
		(Cost $10,184,505)	10,814,006	98.7
SHORT-TERM INVESTMENTS: 1.4%
		Mutual Funds: 1.4%
148,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $148,000)	148,000	1.4
		Total Short-Term Investments
		(Cost $148,000)	148,000	1.4
		Total Investments in Securities (Cost $10,332,505)	$10,962,006	100.1
		Liabilities in Excess of Other Assets	(10,357)	(0.1)
		Net Assets	$10,951,649	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$629,501
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$629,501

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 12	as of March 31, 2012 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Exchange-Traded Funds	$802,104	$—	$—	$802,104
U.S. Treasury Obligations	—	1,213,798	—	1,213,798
Short-Term Investments	148,000	—	—	148,000
U.S. Government Agency Obligations	—	8,798,104	—	8,798,104
Total Investments, at value	$950,104	$10,011,902	$—	$10,962,006

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 13	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 16.1%
		U.S. Treasury STRIP: 16.1%
3,107,000	^, Z	0.480%, due 11/15/13	$3,091,612	16.1
		Total U.S. Treasury Obligations
		(Cost $2,945,887)	3,091,612	16.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 83.4%
		Federal Home Loan Mortgage Corporation: 20.5%##
3,986,000	^^, Z	1.060%, due 11/15/13	3,935,238	20.5
		Federal National Mortgage Association: 21.3%##
4,128,000	^, Z	0.950%, due 01/15/14	4,078,825	21.3
		Other U.S. Agency Obligations: 41.6%
4,350,000	^, Z	0.950%, due 11/11/13	4,304,634	22.5
3,714,000	Z	0.990%, due 01/15/14	3,670,977	19.1
			7,975,611	41.6
		Total U.S. Government Agency Obligations
		(Cost $14,917,561)	15,989,674	83.4
		Total Long-Term Investments
		(Cost $17,863,448)	19,081,286	99.5

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
106,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $106,000)	106,000	0.6
		Total Short-Term Investments
		(Cost $106,000)	106,000	0.6
		Total Investments in Securities (Cost $17,969,448)	$19,187,286	100.1
		Liabilities in Excess of Other Assets	(23,857)	(0.1)
		Net Assets	$19,163,429	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,217,838
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$1,217,838

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 13	as of March 31, 2012 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
U.S. Treasury Obligations	$—	$3,091,612	$—	$3,091,612
U.S. Government Agency Obligations	—	15,989,674	—	15,989,674
Short-Term Investments	106,000	—	—	106,000
Total Investments, at value	$106,000	$19,081,286	$—	$19,187,286

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 14	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 19.2%
8,124,000	Z	Israel Government International Bond, 0.630%, 08/15/14	$7,982,399	19.2
		Total Foreign Government Bonds
		(Cost $7,597,321)	7,982,399	19.2
U.S. TREASURY OBLIGATIONS: 20.5%
		U.S. Treasury STRIP: 20.5%
8,559,000	^, Z	0.780%, due 05/15/14	8,493,729	20.5
		Total U.S. Treasury Obligations
		(Cost $8,156,690)	8,493,729	20.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.3%
		Federal Home Loan Mortgage Corporation: 20.6%##
8,713,000	Z	1.320%, due 07/15/14	8,541,276	20.6
		Federal National Mortgage Association: 19.5%##
8,225,000	^, Z	1.210%, due 05/15/14	8,082,773	19.5
		Other U.S. Agency Obligations: 20.2%
8,551,000	Z	1.170%, due 07/15/14	8,409,233	20.2
		Total U.S. Government Agency Obligations
		(Cost $23,453,031)	25,033,282	60.3
		Total Investments in Securities (Cost $39,207,042)	$41,509,410	100.0
		Liabilities in Excess of Other Assets	(20,358)	—
		Net Assets	$41,489,052	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,302,368
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$2,302,368

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO SERIES 14	as of March 31, 2012 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
U.S. Treasury Obligations	$—	$8,493,729	$—	$8,493,729
Foreign Government Bonds	—	7,982,399	—	7,982,399
U.S. Government Agency Obligations	—	25,033,282	—	25,033,282
Total Investments, at value	$—	$41,509,410	$—	$41,509,410

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 24, 2012